RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS (Details)	12 Months Ended
Dec. 31, 2018
Sites for placement of network equipment and base stations inside the buildings
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	10 years
Sites for placement of network equipment and base stations on land
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	20 years
Fiber-optic lines
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	2 years
Minimum | Administrative offices, warehouses, parking garages
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	3 years
Minimum | Vehicles
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	4 years
Maximum | Retail stores
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	8 years
Maximum | Vehicles
RIGHTS-OF-USE ASSETS AND LEASE OBLIGATIONS
Amortized term of right-of-use assets	5 years